Income Taxes (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforward	$ 2,643,599	$ 1,754,151
Valuation Allowance	(2,643,599)	(1,754,151)
Total Net Deferred Tax Assets